Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
A summary of stock option activity for the year ended December 31, 2021 is presented below:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(in years)	(in thousands)
Outstanding as of December 31, 2020	33,354,871	$0.02
Granted	1,664,251	$0.50
Exercised	(10,969,639)	$0.02
Forfeited	(1,594,820)	$0.02

Outstanding as of December 31, 2021	22,454,663	$0.05	2.32	$185,620

Exercisable as of December 31, 2021	22,385,232	$0.02	2.30	$185,620

(1)
The aggregate intrinsic value is calculated as the difference between the Company’s closing stock price on the last trading day of the year and the exercise prices, multiplied by the number of in-the-money
stock options.

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards Granted	The weighted-average fair value of options granted during the year ended December 31, 2021 was $8.97 per share and was calculated using the following assumptions. No options were granted during 2020 and 2019.

Year Ended December 31, 2021
Risk-free interest rate	0.11%
Dividend yield	0%
Expected volatility	88.6%
Expected term (in years)	0.96

Summary of RSU and RSA Activity
A summary of the RSU and RSA activity for the year ended December 31, 2021 is presented below:

	Restricted Stock Units		Restricted Stock Awards
	Number of Shares	Weighted Average Grant Date Fair Value (1)	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2020	124,932,207	$1.74	419,049	$1.99
Granted	133,307,479	$13.53	—
Vested	(85,829,389)	$13.39	(236,427)	$1.99
Forfeited	(4,088,345)	$5.23	—

Nonvested as of December 31, 2021	168,321,952	$13.58	182,622	$1.99

(1)
The weighted average grant date fair value of awards nonvested as of December 31, 2020 and awards forfeited prior to the modification date reflect the original grant date fair value and not the modification-date fair value.

Schedule of Assumptions Used to Estimate Fair Value, Earnout RSUs
The grant date fair value of Earnout RSUs was estimated on the Closing Date and remeasured on the modification date using a Monte Carlo simulation model with the following assumptions:

Year Ended December 31, 2021
Risk-free interest rate	0.84% - 1.21%
Expected volatility	53.1% - 81%
Expected term (in years)	4.83 - 5
Dividend yield	—

Summary of Activity For Earnout RSA
A summary of activity during the year ended December 31, 2021 for the Earnout RSUs and the earnout shares underlying Old Ginkgo RSAs (“Earnout RSAs”) is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2020	—
Granted	30,539,475	$12.91
Vested	(2,580,570)	$13.33
Forfeited	(95,780)	$12.92

Nonvested as of December 31, 2021	27,863,125	$12.87

Summary of Stock-based Compensation
Stock-based compensation expense was allocated as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Research and development	$926,730	$79	$64
General and administrative	755,835	397	707

Total	$1,682,565	$476	$771